Subsidiaries - Analysis of Assets and Liabilities over Which Control is Lost (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Current assets
Cash and cash equivalents	$ 36,944	$ 1,178	$ 36,260	$ 1,156	$ 33,824	$ 50,193
Contract assets	8,576	273	8,401		6,713
Trade notes and accounts receivable, net	27,396	873	26,026		24,842
Inventories	13,179	420	12,087
Other	23,468	748	23,408
Others	3,441	110	3,115
Noncurrent assets
Property, plant and equipment	288,165	9,186	289,840
Right-of-use assets	10,764	343	10,912
Deferred income tax assets	1,782	57	1,661
Others	5,495	175	4,886
Current liabilities
Short-term loans	(340)	(11)	(215)
Contract liabilities	(21,296)	(678)	(16,301)		$ (14,088)
Trade notes and accounts payable	(15,923)	(508)	(17,743)
Others	(957)	(31)	(1,050)
Noncurrent liabilities
Customers' deposits	(5,262)	(168)	(5,311)
Others	$ (6,703)	$ (214)	(7,688)
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Current assets
Cash and cash equivalents			9
Contract assets			9
Trade notes and accounts receivable, net			9
Inventories			7
Others			7
Noncurrent assets
Right-of-use assets			3
Deferred income tax assets			2
Others			12
Current liabilities
Short-term loans			(65)
Contract liabilities			(8)
Trade notes and accounts payable			(9)
Others			(2)
Noncurrent liabilities
Customers' deposits			(7)
Others			(2)
Net liabilities			$ (35)